VIRTUS AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—31.9%
Advertising—0.2%
Clear Channel Outdoor Holdings, Inc.
144A 7.750%, 4/15/28(1)	$ 5,410	$ 5,694
144A 7.500%, 6/1/29(1)	8,020	8,341
		14,035

Aerospace & Defense—0.6%
TransDigm, Inc.
6.375%, 6/15/26	9,675	9,981
5.500%, 11/15/27	15,130	15,546
Triumph Group, Inc.
144A 8.875%, 6/1/24(1)	7,298	8,028
144A 6.250%, 9/15/24(1)	7,135	7,131
		40,686

Airlines—0.6%
American Airlines, Inc. 144A 5.750%, 4/20/29(1)	16,270	17,531
Delta Air Lines, Inc. 7.375%, 1/15/26	12,455	14,674
Hawaiian Brand Intellectual Property Ltd. 144A 5.750%, 1/20/26(1)	9,295	9,725
		41,930

Auto Components—0.9%
American Axle & Manufacturing, Inc.
6.500%, 4/1/27	6,070	6,328
5.000%, 10/1/29	6,180	6,015
Clarios Global LP 144A 8.500%, 5/15/27(1)	12,895	13,717
Goodyear Tire & Rubber Co. (The)
5.250%, 4/30/31	10,290	11,058
144A 5.250%, 7/15/31(1)	11,515	12,264
Tenneco, Inc.
5.000%, 7/15/26	11,565	11,390
144A 7.875%, 1/15/29(1)	5,180	5,782
		66,554

Auto Manufacturers—0.8%
Ford Motor Co.
9.000%, 4/22/25	12,345	14,846
9.625%, 4/22/30	3,410	4,827
7.450%, 7/16/31	9,690	12,644
Ford Motor Credit Co. LLC
5.125%, 6/16/25	4,465	4,850
	Par Value	Value

Auto Manufacturers—continued
5.113%, 5/3/29	$ 5,840	$ 6,526
4.000%, 11/13/30	11,555	12,017
		55,710

Building Materials—0.8%
APi Group DE, Inc. 144A 4.125%, 7/15/29(1)	4,925	4,826
Builders FirstSource, Inc.
144A 5.000%, 3/1/30(1)	7,030	7,491
144A 4.250%, 2/1/32(1)	10,405	10,639
Griffon Corp. 5.750%, 3/1/28	10,605	11,135
Koppers, Inc. 144A 6.000%, 2/15/25(1)	10,200	10,430
Summit Materials LLC 144A 5.250%, 1/15/29(1)	12,470	13,093
		57,614

Chemicals—0.5%
Chemours Co. (The) 144A 4.625%, 11/15/29(1)	11,595	11,321
Tronox, Inc. 144A 4.625%, 3/15/29(1)	10,895	10,841
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	10,940	11,268
		33,430

Commercial Services—1.3%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	11,490	11,420
Avis Budget Car Rental LLC
144A 5.750%, 7/15/27(1)	9,315	9,709
144A 5.375%, 3/1/29(1)	5,680	6,003
Deluxe Corp. 144A 8.000%, 6/1/29(1)	5,540	5,789
HealthEquity, Inc. 144A 4.500%, 10/1/29(1)	4,435	4,502
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	10,975	11,515
Monitronics International 9.125%, 4/1/49(2)	6,450	—
MPH Acquisition Holdings LLC 144A 5.750%, 11/1/28(1)	3,860	3,636
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	12,150	12,602
	Par Value	Value

Commercial Services—continued
RR Donnelley & Sons Co.
7.000%, 2/15/22	$ 3,965	$ 4,034
6.000%, 4/1/24	3,195	3,323
Square, Inc. 144A 3.500%, 6/1/31(1)	4,175	4,283
United Rentals North America, Inc. 5.250%, 1/15/30	13,445	14,722
		91,538

Computers—0.3%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)	2,645	2,711
Dell International LLC 144A 7.125%, 6/15/24(1)	9,275	9,483
NCR Corp. 144A 5.125%, 4/15/29(1)	9,915	10,225
Seagate HDD Cayman 4.875%, 6/1/27	765	861
		23,280

Containers & Packaging—0.6%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)	13,090	13,832
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	13,260	14,211
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	12,770	13,712
		41,755

Cosmetics & Personal Care—0.1%
Edgewell Personal Care Co. 144A 5.500%, 6/1/28(1)	6,105	6,448
Diversified Financial Services—1.3%
Coinbase Global, Inc.
144A 3.375%, 10/1/28(1)	6,865	6,596
144A 3.625%, 10/1/31(1)	7,650	7,272
Nationstar Mortgage Holdings, Inc. 144A 5.500%, 8/15/28(1)	13,230	13,627
Navient Corp.
6.750%, 6/15/26	10,725	11,836
5.000%, 3/15/27	11,555	11,902
4.875%, 3/15/28	5,625	5,671
OneMain Finance Corp.
8.250%, 10/1/23	8,730	9,756
6.625%, 1/15/28	12,965	14,910
5.375%, 11/15/29	1,505	1,631
See Notes to Schedule of Investments

VIRTUS AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Diversified Financial Services—continued
PennyMac Financial Services, Inc. 144A 4.250%, 2/15/29(1)	$ 11,790	$ 11,225
		94,426

Electronic Equipment, Instruments & Components—0.2%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	11,985	13,273
Engineering & Construction—0.1%
AECOM 5.125%, 3/15/27	4,625	5,122
Entertainment—1.6%
AMC Entertainment Holdings, Inc.
6.125%, 5/15/27	13,610	9,935
144A 10.500%, 4/15/25(1)	4,500	4,815
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	6,430	6,769
144A 8.125%, 7/1/27(1)	15,400	17,313
144A 4.625%, 10/15/29(1)	2,550	2,582
Cedar Fair LP
5.375%, 6/1/24	5,550	5,604
5.375%, 4/15/27	11,680	12,001
International Game Technology plc
144A 4.125%, 4/15/26(1)	4,495	4,672
144A 6.250%, 1/15/27(1)	9,850	11,130
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)	10,975	11,346
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(1)	12,910	13,120
Scientific Games International, Inc.
144A 8.625%, 7/1/25(1)	2,750	2,978
	Par Value	Value

Entertainment—continued
144A 8.250%, 3/15/26(1)	$ 14,025	$ 14,884
		117,149

Environmental Services—0.2%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	11,745	12,068
Equity Real Estate Investment Trusts (REITs)—0.7%
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	11,845	12,570
Park Intermediate Holdings LLC 144A 4.875%, 5/15/29(1)	9,060	9,325
SBA Communications Corp. 144A 3.125%, 2/1/29(1)	11,135	10,759
Service Properties Trust
4.350%, 10/1/24	5,700	5,775
4.500%, 3/15/25	7,825	7,825
4.375%, 2/15/30	4,625	4,395
Uniti Group LP 144A 7.125%, 12/15/24(1)	2,500	2,553
		53,202

Food & Beverage—1.5%
Albertsons Cos., Inc. 144A 4.875%, 2/15/30(1)	10,135	10,921
Kraft Heinz Foods Co.
5.000%, 7/15/35	10,000	12,298
6.500%, 2/9/40	16,850	23,927
Performance Food Group, Inc.
144A 5.500%, 10/15/27(1)	5,605	5,868
144A 4.250%, 8/1/29(1)	10,125	10,150
Post Holdings, Inc. 144A 4.500%, 9/15/31(1)	11,345	11,210
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	10,435	10,513
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	11,945	12,139
US Foods, Inc.
144A 6.250%, 4/15/25(1)	9,325	9,781
	Par Value	Value

Food & Beverage—continued
144A 4.750%, 2/15/29(1)	$ 1,085	$ 1,114
		107,921

Food Service—0.2%
Aramark Services, Inc. 144A 5.000%, 2/1/28(1)	13,590	13,964
Healthcare-Products—0.0%
Mozart Debt Merger Sub, Inc. 144A 5.250%, 10/1/29(1)	2,635	2,675
Healthcare-Services—1.0%
Centene Corp. 4.625%, 12/15/29	1,135	1,237
Charles River Laboratories International, Inc. 144A 4.000%, 3/15/31(1)	4,045	4,238
Encompass Health Corp. 4.750%, 2/1/30	5,895	6,200
HCA, Inc.
5.375%, 9/1/26	2,565	2,935
5.625%, 9/1/28	10,100	12,016
ModivCare Escrow Issuer, Inc. 144A 5.000%, 10/1/29(1)	6,815	7,064
Select Medical Corp. 144A 6.250%, 8/15/26(1)	10,520	11,063
Tenet Healthcare Corp. 144A 6.125%, 10/1/28(1)	21,675	22,769
		67,522

Home Builders—0.3%
Picasso Finance Sub, Inc. 144A 6.125%, 6/15/25(1)	10,303	10,894
Taylor Morrison Communities, Inc. 144A 5.750%, 1/15/28(1)	7,925	8,829
		19,723

See Notes to Schedule of Investments

VIRTUS AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Home Furnishings—0.1%
Tempur Sealy International, Inc. 144A 3.875%, 10/15/31(1)	$ 4,485	$ 4,491
Household Products/Wares—0.1%
Spectrum Brands, Inc. 144A 3.875%, 3/15/31(1)	8,430	8,518
Internet—0.7%
Endure Digital, Inc. 144A 6.000%, 2/15/29(1)	9,110	8,655
Match Group Holdings II LLC 144A 5.000%, 12/15/27(1)	8,560	8,960
Netflix, Inc. 144A 5.375%, 11/15/29(1)	11,580	14,026
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	6,925	7,319
144A 7.500%, 9/15/27(1)	9,265	10,116
		49,076

Investment Companies—0.2%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	11,195	11,713
Iron & Steel—0.6%
Cleveland-Cliffs, Inc.
5.875%, 6/1/27	10,950	11,333
144A 9.875%, 10/17/25(1)	3,480	3,993
144A 6.750%, 3/15/26(1)	11,470	12,230
United States Steel Corp. 6.875%, 3/1/29	12,110	12,912
		40,468

Leisure Time—0.7%
Carnival Corp.
144A 10.500%, 2/1/26(1)	11,200	12,994
144A 5.750%, 3/1/27(1)	7,670	7,929
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	14,550	14,914
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)	4,945	5,642
144A 5.500%, 4/1/28(1)	8,060	8,244
		49,723

	Par Value	Value

Lodging—0.8%
Boyd Gaming Corp.
144A 8.625%, 6/1/25(1)	$ 9,995	$ 10,832
144A 4.750%, 6/15/31(1)	3,165	3,264
Hilton Domestic Operating Co., Inc.
144A 4.000%, 5/1/31(1)	7,890	8,008
144A 3.625%, 2/15/32(1)	10,825	10,663
MGM Resorts International 4.750%, 10/15/28	13,640	14,373
Wynn Las Vegas LLC 144A 5.500%, 3/1/25(1)	8,645	8,818
		55,958

Machinery-Construction & Mining—0.1%
Terex Corp. 144A 5.000%, 5/15/29(1)	7,100	7,357
Machinery-Diversified—0.0%
Colfax Corp. 144A 6.375%, 2/15/26(1)	3,116	3,277
Media—3.2%
CCO Holdings LLC
4.500%, 5/1/32	21,375	22,016
144A 5.375%, 6/1/29(1)	14,780	15,962
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	9,860	10,657
144A 5.750%, 1/15/30(1)	16,900	17,183
144A 4.625%, 12/1/30(1)	4,300	4,076
144A 5.000%, 11/15/31(1)	10,820	10,371
DIRECTV Holdings LLC 144A 5.875%, 8/15/27(1)	12,910	13,475
DISH DBS Corp.
7.375%, 7/1/28	13,135	13,929
5.125%, 6/1/29	11,740	11,503
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	15,120	14,855
Meredith Corp. 6.875%, 2/1/26	9,844	10,164
Nexstar Media, Inc.
144A 5.625%, 7/15/27(1)	13,405	14,182
144A 4.750%, 11/1/28(1)	3,505	3,636
Scripps Escrow II, Inc.
144A 3.875%, 1/15/29(1)	1,600	1,606
	Par Value	Value

Media—continued
144A 5.375%, 1/15/31(1)	$ 10,660	$ 10,480
Sirius XM Radio, Inc.
144A 4.000%, 7/15/28(1)	8,960	9,111
144A 4.125%, 7/1/30(1)	6,665	6,696
144A 3.875%, 9/1/31(1)	9,950	9,720
TEGNA, Inc. 5.000%, 9/15/29	5,995	6,175
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	7,405	7,594
Virgin Media Secured Finance plc
144A 5.500%, 5/15/29(1)	7,590	8,000
144A 4.500%, 8/15/30(1)	6,225	6,326
		227,717

Metal Fabricate/Hardware—0.2%
Park-Ohio Industries, Inc. 6.625%, 4/15/27	12,890	12,874
Mining—0.5%
FMG Resources August 2006 Pty Ltd. 144A 4.375%, 4/1/31(1)	3,925	4,056
Freeport-McMoRan, Inc. 5.250%, 9/1/29	10,690	11,612
Hudbay Minerals, Inc.
144A 4.500%, 4/1/26(1)	9,720	9,623
144A 6.125%, 4/1/29(1)	4,220	4,420
Joseph T Ryerson & Son, Inc. 144A 8.500%, 8/1/28(1)	7,689	8,525
		38,236

Oil, Gas & Consumable Fuels—3.0%
Antero Resources Corp.
144A 7.625%, 2/1/29(1)	9,990	11,169
144A 5.375%, 3/1/30(1)	7,740	8,151
Callon Petroleum Co.
6.125%, 10/1/24	2,530	2,486
144A 8.000%, 8/1/28(1)	11,990	11,840
Chesapeake Energy Corp.
8.000%, 1/15/25(2)	7,730	—
8.000%, 3/15/26(2)	6,301	—
5.500%, 9/15/26(2)	17,205	—
See Notes to Schedule of Investments

VIRTUS AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	$ 6,130	$ 6,253
CNX Resources Corp. 144A 7.250%, 3/14/27(1)	11,270	11,999
Cobalt International Energy, Inc. 7.750%, 12/1/23(2)(3)	9,216	133
Comstock Resources, Inc.
144A 6.750%, 3/1/29(1)	10,695	11,551
144A 5.875%, 1/15/30(1)	8,595	8,939
Continental Resources, Inc.
4.375%, 1/15/28	2,805	3,103
144A 5.750%, 1/15/31(1)	5,545	6,703
EQT Corp.
7.500%, 2/1/30	4,070	5,239
144A 3.625%, 5/15/31(1)	5,015	5,226
Mesquite Energy, Inc. 0.000%, 1/15/23(3)	6,240	187
Nabors Industries, Inc. 144A 9.000%, 2/1/25(1)	2,850	2,950
Occidental Petroleum Corp.
5.875%, 9/1/25	9,390	10,524
5.550%, 3/15/26	4,140	4,595
8.875%, 7/15/30	4,600	6,249
6.625%, 9/1/30	11,355	13,995
PBF Holding Co. LLC 6.000%, 2/15/28	10,590	6,758
PDC Energy, Inc. 5.750%, 5/15/26	12,335	12,844
SM Energy Co.
6.625%, 1/15/27	7,980	8,183
6.500%, 7/15/28	5,165	5,347
Southwestern Energy Co. 5.375%, 3/15/30	11,025	11,898
Sunoco LP
5.500%, 2/15/26	3,855	3,933
5.875%, 3/15/28	6,830	7,206
Transocean, Inc.
144A 7.500%, 1/15/26(1)	12,010	9,731
144A 8.000%, 2/1/27(1)	2,745	2,160
USA Compression Partners LP 6.875%, 9/1/27	11,045	11,692
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
Weatherford International Ltd. 144A 11.000%, 12/1/24(1)	$ 605	$ 637
		211,681

Paper & Forest Products—0.2%
Mercer International, Inc. 5.125%, 2/1/29	10,985	11,218
Pharmaceuticals—1.4%
AdaptHealth LLC 144A 4.625%, 8/1/29(1)	10,005	9,997
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	12,710	13,539
Bausch Health Cos., Inc.
144A 7.250%, 5/30/29(1)	14,945	15,316
144A 5.250%, 2/15/31(1)	14,595	13,422
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)	9,515	10,086
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	14,325	14,845
Organon & Co. 144A 5.125%, 4/30/31(1)	13,995	14,700
Prestige Brands, Inc. 144A 5.125%, 1/15/28(1)	5,645	5,887
		97,792

Pipelines—1.4%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	9,185	9,460
Cheniere Energy Partners LP 144A 3.250%, 1/31/32(1)	3,750	3,762
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)	11,805	12,353
DCP Midstream Operating LP 5.125%, 5/15/29	7,470	8,406
EQM Midstream Partners LP
144A 6.500%, 7/1/27(1)	8,470	9,527
144A 4.750%, 1/15/31(1)	9,585	9,969
Hess Midstream Operations LP 144A 4.250%, 2/15/30(1)	5,140	5,198
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)	13,315	13,565
	Par Value	Value

Pipelines—continued
NuStar Logistics LP 6.375%, 10/1/30	$ 9,135	$ 10,048
Targa Resources Partners LP
6.500%, 7/15/27	7,170	7,731
6.875%, 1/15/29	10,670	11,955
		101,974

Real Estate—0.2%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	12,550	12,832
Retail—0.9%
Asbury Automotive Group, Inc. 4.750%, 3/1/30	6,155	6,424
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	10,955	12,434
Carvana Co. 144A 4.875%, 9/1/29(1)	9,010	8,922
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	3,900	3,910
Gap, Inc. (The) 144A 3.875%, 10/1/31(1)	6,940	6,940
Mariposa Borrower, Inc. 8.000%, 10/15/21(2)	6,810	1,911
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	17,720	17,543
Yum! Brands, Inc. 4.625%, 1/31/32	8,555	9,132
		67,216

Semiconductors—0.2%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	9,410	10,080
Synaptics, Inc. 144A 4.000%, 6/15/29(1)	5,940	6,077
		16,157

Software—0.8%
Clarivate Science Holdings Corp.
144A 3.875%, 7/1/28(1)	6,310	6,310
144A 4.875%, 7/1/29(1)	11,325	11,347
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	3,065	3,149
144A 6.500%, 10/15/28(1)	6,365	6,605
Elastic N.V. 144A 4.125%, 7/15/29(1)	4,215	4,236
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	11,000	10,808
See Notes to Schedule of Investments

VIRTUS AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Software—continued
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	$ 12,455	$ 13,152
		55,607

Telecommunications—2.5%
Avaya, Inc. 144A 6.125%, 9/15/28(1)	15,335	16,124
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	7,265	7,394
CommScope Technologies LLC 144A 5.000%, 3/15/27(1)	13,910	13,231
CommScope, Inc. 144A 8.250%, 3/1/27(1)	5,495	5,752
Frontier Communications Holdings LLC 144A 5.000%, 5/1/28(1)	10,915	11,461
GTT Communications, Inc. 144A 7.875%, 12/31/24(1)(3)	10,045	1,004
Hughes Satellite Systems Corp. 6.625%, 8/1/26	13,080	14,872
Intelsat Connect Finance S.A. 144A 9.500%, 2/15/23(1)(3)	3,195	831
Intelsat Jackson Holdings S.A.
5.500%, 8/1/23(3)	2,620	1,461
144A 9.750%, 7/15/25(1)(3)	6,940	3,765
LogMeIn, Inc. 144A 5.500%, 9/1/27(1)	12,660	12,881
Lumen Technologies, Inc.
144A 5.125%, 12/15/26(1)	12,205	12,663
144A 4.500%, 1/15/29(1)	15,690	15,203
144A 5.375%, 6/15/29(1)	11,525	11,760
Plantronics, Inc. 144A 4.750%, 3/1/29(1)	7,485	7,008
Sprint Communications, Inc. 11.500%, 11/15/21	7,890	7,979
Sprint Corp.
7.125%, 6/15/24	6,860	7,808
	Par Value	Value

Telecommunications—continued
7.625%, 3/1/26	$ 8,595	$ 10,415
T-Mobile USA, Inc.
3.375%, 4/15/29	8,250	8,607
3.500%, 4/15/31	6,135	6,470
Windstream Services LLC 144A 6.375%, 8/1/23(1)(2)(3)	7,464	—
		176,689

Transportation—0.3%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)	12,065	13,664
144A 5.500%, 5/1/28(1)	7,450	7,500
		21,164

Total Corporate Bonds and Notes (Identified Cost $2,294,310)		2,261,763

Leveraged Loans—0.1%
Retail—0.1%
Petco Health and Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28 (4)	8,448	8,444
Total Leveraged Loans (Identified Cost $8,452)		8,444

	Shares
Convertible Preferred Stocks—6.0%
Auto Components—0.4%
Aptiv plc Series A, 5.500%	152,185	25,643
Banks—0.7%
Bank of America Corp. Series L, 7.250%	11,830	17,064
Wells Fargo & Co. Series L, 7.500%	23,680	35,094
		52,158

Capital Markets—0.3%
KKR & Co., Inc. Series C, 6.000%	242,405	19,153
	Shares	Value

Commercial Services & Supplies—0.2%
GFL Environmental, Inc., 6.000%	182,870	$ 15,551
Diversified Financial Services—0.2%
Chewy, Inc.2020 Mandatory Exchangeable Trust 144A, 6.500%(1)	9,640	14,913
Electric Utilities—0.7%
II-VI, Inc. Series A, 6.000%	23,240	5,858
NextEra Energy, Inc., 5.279%	412,620	21,027
NextEra Energy, Inc., 6.219%	482,970	24,685
		51,570

Healthcare Equipment & Supplies—1.1%
Boston Scientific Corp. Series A, 5.500%	202,935	23,622
Danaher Corp. Series B, 5.000%	34,575	56,093
		79,715

Independent Power Producers & Energy Traders—0.4%
AES Corp. (The), 6.875%	256,340	24,711
Life Sciences Tools & Services—0.3%
Avantor, Inc. Series A, 6.250%	180,925	22,780
Machinery—0.1%
Stanley Black & Decker, Inc., 5.250%	73,715	7,758
Media—0.1%
ViacomCBS, Inc. Series A, 5.750%	157,385	10,282
Pharmaceuticals—0.2%
Elanco Animal Health, Inc., 5.000%	229,565	11,448
Professional Services—0.2%
Clarivate plc Series A, 5.250%	177,655	15,401
Semiconductors & Semiconductor Equipment—0.7%
Broadcom, Inc. Series A, 8.000%	33,080	50,679
See Notes to Schedule of Investments

VIRTUS AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Shares	Value

Wireless Telecommunication Services—0.4%
T-Mobile US 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	22,630	$ 25,589
Total Convertible Preferred Stocks (Identified Cost $380,800)		427,351

Preferred Stocks—0.1%
Entertainment—0.1%
LiveStyle, Inc. Series B(2)(5)(6)(7)(8)	56,362	5,636
SFX ENTERTAINMENT INC SERIES B(2)(5)	8,000	—
		5,636

Total Preferred Stocks (Identified Cost $13,526)		5,636

Common Stocks—32.5%
Automobiles—1.0%
Tesla, Inc.(6)(9)	92,725	71,906
Banks—1.3%
CCF Holdings LLC(2)(6)	7,416,755	5,340
CCF Holdings LLC Class M(2)(6)	1,759,917	1,267
JPMorgan Chase & Co.	304,045	49,769
Wells Fargo & Co.	822,765	38,185
		94,561

Biotechnology—0.7%
AbbVie, Inc.	244,942	26,422
Horizon Therapeutics plc(6)	179,900	19,706
		46,128

Capital Markets—0.7%
Charles Schwab Corp. (The)(9)	342,775	24,968
S&P Global, Inc.(9)	58,340	24,788
		49,756

Chemicals—0.2%
Dow, Inc.	83,978	4,834
International Flavors & Fragrances, Inc.	45,604	6,098
Sherwin-Williams Co. (The)	20,785	5,814
		16,746

Commercial Services & Supplies—0.0%
CENVEO Corp.(2)(7)	19,074	111
	Shares	Value

Consumer Finance—0.0%
Erickson, Inc.(2)(6)	10,866	$ 302
Electrical Equipment—0.3%
Generac Holdings, Inc.(6)(9)	49,720	20,319
Energy Equipment & Services—0.3%
Bristow Group, Inc.(2)	1,625,000	—
Schlumberger N.V.	687,365	20,374
		20,374

Entertainment—0.8%
LiveStyle, Inc.(2)(5)(6)(7)(8)	202,319	—(10)
Netflix, Inc.(6)(9)	51,795	31,612
Roku, Inc. Class A (6)(9)	66,790	20,929
Walt Disney Co. (The)(6)(9)	34,290	5,801
		58,342

Equity Real Estate Investment—0.4%
Crown Castle International Corp.	148,671	25,768
Food & Staples Retailing—0.5%
Costco Wholesale Corp.	76,110	34,200
Healthcare Equipment & Supplies—1.3%
Abbott Laboratories	104,390	12,332
Align Technology, Inc.(6)	29,550	19,664
Dexcom, Inc.(6)(9)	57,200	31,280
Intuitive Surgical, Inc.(6)(9)	28,135	27,970
		91,246

Healthcare Providers & Services—0.4%
UnitedHealth Group, Inc.(9)	71,226	27,831
Hotels, Restaurants & Leisure—1.6%
Booking Holdings, Inc.(6)	15,510	36,819
Chipotle Mexican Grill, Inc. Class A(6)	9,905	18,003
Darden Restaurants, Inc.(9)	125,160	18,958
MGM Resorts International(9)	309,350	13,348
Starbucks Corp.(9)	250,767	27,662
		114,790

Household Durables—0.4%
DR Horton, Inc.	295,680	24,828
Industrial Conglomerates—0.3%
Honeywell International, Inc.	98,630	20,937
Insurance—0.3%
Aon plc Class A	83,085	23,743
	Shares	Value

Interactive Media & Services—3.7%
Alphabet, Inc. Class A(6)	46,075	$ 123,182
Facebook, Inc. Class A(6)(9)	341,020	115,739
Match Group, Inc.(6)(9)	130,346	20,463
		259,384

Internet & Direct Marketing Retail—1.5%
Amazon.com, Inc.(6)	32,025	105,203
IT Services—2.5%
Accenture plc Class A	101,035	32,323
Mastercard, Inc. Class A(9)	99,250	34,507
PayPal Holdings, Inc.(6)	169,410	44,082
Square, Inc. Class A(6)(9)	49,925	11,974
Twilio, Inc. Class A(6)(9)	43,275	13,807
Visa, Inc. Class A(9)	195,930	43,644
		180,337

Life Sciences Tools & Services—1.2%
Agilent Technologies, Inc.	206,970	32,604
IQVIA Holdings, Inc.(6)	118,460	28,376
Thermo Fisher Scientific, Inc.(9)	37,945	21,679
		82,659

Machinery—0.3%
Caterpillar, Inc.(9)	28,325	5,437
Deere & Co.(9)	44,020	14,750
		20,187

Media—0.0%
Postmedia Network Canada Corp.(2)(6)	1,018,823	1,620
Metals & Mining—0.1%
Freeport-McMoRan, Inc.	200,060	6,508
Multiline Retail—0.4%
Target Corp.	111,990	25,620
Oil, Gas & Consumable Fuels—0.8%
Chesapeake Energy Corp.	12,296	757
Exxon Mobil Corp.	461,720	27,158
Hercules Offshore, Inc.(2)	174,935	—
Nabors Industries Ltd.(6)	7,277	702
Noble Corp.(6)	5,386	146
Occidental Petroleum Corp.	168,755	4,992
Riviera Resources, Inc.(2)	25,527	—
Southwestern Energy Co.(6)	508,010	2,815
Valero Energy Corp.	262,125	18,498
		55,068

Pharmaceuticals—0.8%
Eli Lilly & Co.(9)	169,495	39,162
See Notes to Schedule of Investments

VIRTUS AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Shares	Value

Pharmaceuticals—continued
Zoetis, Inc. Class A	100,480	$ 19,507
		58,669

Road & Rail—0.1%
Union Pacific Corp.(9)	50,300	9,859
Semiconductors & Semiconductor Equipment—2.8%
Advanced Micro Devices, Inc.(6)(9)	248,995	25,622
Broadcom, Inc.	43,465	21,077
Enphase Energy, Inc.(6)(9)	121,620	18,239
GT Advanced Technologies, Inc.(2)(6)	537	—
Lam Research Corp.	55,350	31,502
Marvell Technology, Inc.(9)	446,555	26,932
NVIDIA Corp.(9)	275,640	57,102
QUALCOMM, Inc.	163,690	21,113
		201,587

Software—4.5%
Adobe, Inc.(6)(9)	80,680	46,449
Atlassian Corp. plc Class A(6)(9)	70,200	27,478
Crowdstrike Holdings, Inc. Class A(6)(9)	107,730	26,478
Intuit, Inc.	75,205	40,574
Microsoft Corp.	443,675	125,081
salesforce.com, Inc.(6)(9)	104,535	28,352
ServiceNow, Inc.(6)	41,070	25,556
		319,968

Specialty Retail—1.3%
Carvana Co. Class A(6)(9)	47,785	14,409
Home Depot, Inc. (The)	183,385	60,198
TJX Cos., Inc. (The)(9)	229,795	15,162
		89,769

Technology Hardware, Storage & Peripherals—1.6%
Apple, Inc.	824,282	116,636
Textiles, Apparel & Luxury Goods—0.4%
NIKE, Inc. Class B(9)	218,315	31,706
Quiksilver, Inc.(2)	2	—
		31,706

Total Common Stocks (Identified Cost $2,102,931)		2,306,668

Warrants—0.1%
Banks—0.1%
CCF Holdings LLC(2)(6)	2,911,361	1,369
Entertainment—0.0%
LiveStyle, Inc. Series C(2)(5)(6)(8)	43,500	—(10)
	Shares	Value

Media—0.0%
Affinion Group Holdings(2)(6)(7)	7,203	$ —
Oil, Gas & Consumable Fuels—0.0%
Chesapeake Energy Corp.(6)	23,201	678
Nabors Industries Ltd.(6)	2,910	17
Sable Permian Resources Wts C(2)(6)	7,241	145
		840

Total Warrants (Identified Cost $8,647)		2,209

	Par Value
Convertible Bonds and Notes—24.6%
Airlines—0.6%
JetBlue Airways Corp. 144A 0.500%, 4/1/26(1)	$ 14,770	14,472
Southwest Airlines Co. 1.250%, 5/1/25	16,910	25,260
		39,732

Auto Manufacturers—1.1%
Ford Motor Co. 144A 0.000%, 3/15/26(1)	25,455	27,444
NIO, Inc.
144A 0.000%, 2/1/26(1)	7,140	6,118
144A 0.500%, 2/1/27(1)	10,595	8,625
Tesla, Inc. 2.000%, 5/15/24	2,860	35,684
		77,871

Banks—0.3%
BofA Finance LLC 0.125%, 9/1/22	10,460	12,636
JPMorgan Chase Bank NA 144A 0.125%, 1/1/23(1)	8,650	8,828
		21,464

Biotechnology—0.9%
Bridgebio Pharma, Inc. 144A 2.250%, 2/1/29(1)	13,790	11,949
Exact Sciences Corp.
0.375%, 3/15/27	9,910	11,223
0.375%, 3/1/28	3,520	3,779
Guardant Health, Inc. 144A 0.000%, 11/15/27(1)	13,135	15,040
Halozyme Therapeutics, Inc. 144A 0.250%, 3/1/27(1)	16,420	14,874
	Par Value	Value

Biotechnology—continued
Insmed, Inc. 0.750%, 6/1/28	$ 5,665	$ 6,193
		63,058

Commercial Services—1.3%
Alarm.com Holdings, Inc. 144A 0.000%, 1/15/26(1)	3,380	3,028
Chegg, Inc.
0.125%, 3/15/25	2,450	3,521
0.000%, 9/1/26	19,850	19,562
Shift4 Payments, Inc.
144A 0.000%, 12/15/25(1)	8,290	9,958
144A 0.500%, 8/1/27(1)	15,715	15,597
Square, Inc.
144A 0.000%, 5/1/26(1)	14,370	16,460
144A 0.250%, 11/1/27(1)	23,070	27,201
		95,327

Computers—0.7%
Lumentum Holdings, Inc. 0.500%, 12/15/26	16,195	17,788
Pure Storage, Inc. 0.125%, 4/15/23	8,350	9,657
Zscaler, Inc. 0.125%, 7/1/25	10,875	19,833
		47,278

Diversified Financial Services—0.5%
Coinbase Global, Inc. 144A 0.500%, 6/1/26(1)	18,145	18,136
LendingTree, Inc. 0.500%, 7/15/25	4,860	4,146
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	16,905	17,317
		39,599

Electronics—0.1%
II-VI, Inc. 0.250%, 9/1/22	5,380	7,144
Energy-Alternate Sources—0.5%
Enphase Energy, Inc.
144A 0.000%, 3/1/26(1)	9,595	8,947
144A 0.000%, 3/1/28(1)	14,490	13,403
SolarEdge Technologies, Inc. 0.000%, 9/15/25	11,355	14,086
		36,436

See Notes to Schedule of Investments

VIRTUS AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Entertainment—0.6%
DraftKings, Inc. 144A 0.000%, 3/15/28(1)	$ 22,940	$ 20,199
Live Nation Entertainment, Inc. 2.000%, 2/15/25	8,890	10,188
Vail Resorts, Inc. 144A 0.000%, 1/1/26(1)	11,560	12,340
		42,727

Equity Real Estate Investment Trusts (REITs)—0.2%
Pebblebrook Hotel Trust 1.750%, 12/15/26	13,165	14,699
Healthcare-Products—0.9%
Envista Holdings Corp. 2.375%, 6/1/25	7,265	15,072
Insulet Corp. 0.375%, 9/1/26	14,480	20,136
Novocure Ltd. 144A 0.000%, 11/1/25(1)	9,525	10,134
Omnicell, Inc. 0.250%, 9/15/25	10,245	16,338
		61,680

Healthcare-Services—0.7%
Anthem, Inc. 2.750%, 10/15/42	2,840	14,990
Oak Street Health, Inc. 144A 0.000%, 3/15/26(1)	16,345	14,777
Teladoc Health, Inc. 1.250%, 6/1/27	18,065	18,145
		47,912

Internet—6.1%
21Vianet Group, Inc. 144A 0.000%, 2/1/26(1)	9,890	8,194
Airbnb, Inc. 144A 0.000%, 3/15/26(1)	32,520	31,951
Booking Holdings, Inc. 0.750%, 5/1/25	4,905	7,203
Etsy, Inc.
0.125%, 9/1/27	19,095	25,100
144A 0.250%, 6/15/28(1)	12,515	14,198
Expedia Group, Inc. 144A 0.000%, 2/15/26(1)	22,235	24,006
FireEye, Inc. 0.875%, 6/1/24	10,720	11,397
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	14,290	26,794
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(1)	1,045	2,112
Okta, Inc. 0.375%, 6/15/26	16,470	20,110
	Par Value	Value

Internet—continued
Palo Alto Networks, Inc. 0.375%, 6/1/25	$ 27,865	$ 46,007
Pinduoduo, Inc. 0.000%, 12/1/25	4,910	4,522
Sea Ltd. 0.250%, 9/15/26	23,150	23,428
Shopify, Inc. 0.125%, 11/1/25	17,055	20,875
Snap, Inc. 144A 0.000%, 5/1/27(1)	34,130	39,218
Spotify USA, Inc. 144A 0.000%, 3/15/26(1)	17,230	15,524
Twitter, Inc. 144A 0.000%, 3/15/26(1)	28,750	26,690
Uber Technologies, Inc. 144A 0.000%, 12/15/25(1)	23,455	22,813
Wayfair, Inc. 0.625%, 10/1/25	19,760	19,750
Wix.com Ltd. 0.000%, 8/15/25	12,510	12,003
Zendesk, Inc. 0.625%, 6/15/25	14,805	18,825
Zillow Group, Inc. 2.750%, 5/15/25	7,005	10,906
		431,626

Leisure Time—0.7%
NCL Corp., Ltd.
6.000%, 5/15/24	3,485	7,463
5.375%, 8/1/25	5,760	9,832
Royal Caribbean Cruises Ltd.
4.250%, 6/15/23	13,815	19,410
144A 2.875%, 11/15/23(1)	9,510	12,292
		48,997

Machinery-Diversified—0.1%
Middleby Corp. (The) 1.000%, 9/1/25	7,380	10,528
Media—1.2%
DISH Network Corp.
3.375%, 8/15/26	13,025	13,540
144A 0.000%, 12/15/25(1)	14,395	17,202
Liberty Broadband Corp. 144A 2.750%, 9/30/50(1)	10,995	11,607
Liberty Media Corp.
1.375%, 10/15/23	12,865	17,515
144A 0.500%, 12/1/50(1)	16,750	20,108
Liberty Media Corp-Liberty Formula One 1.000%, 1/30/23	1,725	2,447
		82,419

	Par Value	Value

Mining—0.1%
MP Materials Corp. 144A 0.250%, 4/1/26(1)	$ 8,710	$ 8,840
Oil, Gas & Consumable Fuels—0.7%
EQT Corp. 1.750%, 5/1/26	12,565	19,809
Pioneer Natural Resources Co. 0.250%, 5/15/25	15,580	25,146
Transocean, Inc. 4.000%, 12/15/25	2,952	3,187
		48,142

Pharmaceuticals—0.8%
Clovis Oncology, Inc. 1.250%, 5/1/25	4,440	3,202
Dexcom, Inc.
0.750%, 12/1/23	1,875	6,233
0.250%, 11/15/25	24,570	29,116
Jazz Investments I Ltd. 2.000%, 6/15/26	14,370	16,588
		55,139

Pipelines—0.2%
Cheniere Energy, Inc. 4.250%, 3/15/45	20,350	17,459
Real Estate—0.1%
Redfin Corp. 144A 0.000%, 10/15/25(1)	5,995	5,973
Retail—0.3%
Burlington Stores, Inc. 2.250%, 4/15/25	13,610	19,768
Semiconductors—1.1%
Cree, Inc. 0.875%, 9/1/23	5,110	7,174
MACOM Technology Solutions Holdings, Inc. 144A 0.250%, 3/15/26(1)	5,025	5,326
Microchip Technology, Inc. 0.125%, 11/15/24	39,629	44,798
ON Semiconductor Corp. 144A 0.000%, 5/1/27(1)	20,770	24,575
		81,873

Software—4.8%
Akamai Technologies, Inc.
0.125%, 5/1/25	12,825	15,567
0.375%, 9/1/27	3,605	3,936
Alteryx, Inc.
0.500%, 8/1/24	4,940	4,685
1.000%, 8/1/26	8,660	7,989
Avalara, Inc. 144A 0.250%, 8/1/26(1)	15,410	15,819
See Notes to Schedule of Investments

VIRTUS AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Software—continued
Bentley Systems, Inc.
144A 0.125%, 1/15/26(1)	$ 12,170	$ 14,002
144A 0.375%, 7/1/27(1)	5,270	5,311
Bill.com Holdings, Inc. 144A 0.000%, 12/1/25(1)	13,015	23,107
Blackline, Inc. 144A 0.000%, 3/15/26(1)	5,785	5,685
Cloudflare, Inc. 144A 0.000%, 8/15/26(1)	26,180	25,264
Coupa Software, Inc. 0.375%, 6/15/26	20,930	22,591
Datadog, Inc. 0.125%, 6/15/25	11,070	18,276
DocuSign, Inc. 144A 0.000%, 1/15/24(1)	14,050	14,654
Fastly, Inc. 144A 0.000%, 3/15/26(1)	12,690	10,675
Five9, Inc. 0.500%, 6/1/25	8,315	11,213
HubSpot, Inc. 0.375%, 6/1/25	7,960	19,264
MicroStrategy, Inc. 144A 0.000%, 2/15/27(1)	12,620	9,291
MongoDB, Inc. 0.250%, 1/15/26	11,030	25,133
Nutanix, Inc. 144A 0.250%, 10/1/27(1)	9,495	9,350
RingCentral, Inc.
0.000%, 3/1/25	16,185	15,952
0.000%, 3/15/26	3,715	3,476
Splunk, Inc.
0.500%, 9/15/23	4,980	5,820
1.125%, 6/15/27	18,405	18,048
Workday, Inc. 0.250%, 10/1/22	13,800	23,624
Zynga, Inc.
0.250%, 6/1/24	3,630	4,115
144A 0.000%, 12/15/26(1)	5,705	5,509
		338,356

Telecommunications—0.0%
Infinera Corp. 2.125%, 9/1/24	2,350	2,605
Total Convertible Bonds and Notes (Identified Cost $1,684,602)		1,746,652

Total Long-Term Investments—95.3% (Identified Cost $6,493,268)		6,758,723

	Shares	Value
Short-Term Investments—5.1%
Money Market Mutual Fund—5.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(11)	352,014,139	$ 352,014
Total Money Market Mutual Fund (Identified Cost $352,014)		352,014

Affiliated Mutual Fund—0.1%
Virtus AllianzGI High Yield Bond Fund(5)(11)	1,291,212	11,066
Total Affiliated Mutual Fund (Identified Cost $10,892)		11,066

Total Short-Term Investments (Identified Cost $362,906)		363,080

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—100.4% (Identified Cost $6,856,174)		7,121,803

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $1,869)		(960)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—100.4% (Identified Cost $6,854,305)		$7,120,843
Other assets and liabilities, net—(0.4)%		(26,989)
NET ASSETS—100.0%		$7,093,854

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
NA	National Association
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SBA	Small Business Administration

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to a value of $2,344,917 or 33.1% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(4)	Variable rate security. Rate disclosed is as of September 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Affiliated security.
(6)	Non-income producing.
(7)	All or a portion of the security is restricted.
(8)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The aggregate value of investments by the Fund in LiveStyle, Inc. represents 0.08% of net assets.
(9)	All or a portion of the security is segregated as collateral for written options.
(10)	Amount is less than $500.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
S&P	Standard & Poor’s

Country Weightings†
United States	93%
Canada	2
Cayman Islands	1
United Kingdom	1
Jersey	1
Bermuda	1
Liberia	1
Total	100%
† % of total investments, net of written options, as of September 30, 2021.
See Notes to Schedule of Investments

VIRTUS AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
Open Written Options Contracts as of September 30, 2021 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Adobe, Inc.	280	$20,440	$730.00	10/15/21	$(14)
Advanced Micro Devices, Inc.	1,370	16,029	117.00	10/15/21	(40)
Atlassian Corp. plc	175	7,963	455.00	10/15/21	(14)
Carvana Co.	145	4,930	340.00	10/15/21	(12)
Caterpillar, Inc.	170	3,570	210.00	10/15/21	(8)
Charles Schwab Corp. (The)	855	6,413	75.00	10/15/21	(109)
Crowdstrike Holdings,Inc.	540	16,200	300.00	10/15/21	(6)
Darden Restaurants, Inc.	450	7,650	170.00	10/15/21	(4)
Deere & Co.	220	9,020	410.00	10/15/21	(2)
Dexcom, Inc.	170	10,540	620.00	10/15/21	(14)
Eli Lilly & Co	695	17,375	250.00	10/15/21	(53)
Enphase Energy, Inc.	280	5,320	190.00	10/15/21	(3)
Facebook, Inc.	710	26,625	375.00	10/15/21	(27)
Generac Holdings, Inc.	170	8,500	500.00	10/15/21	(4)
Intuitive Surgical, Inc.	115	12,995	1,130.00	10/15/21	(30)
Marvell Technology, Inc.	1,115	7,526	67.50	10/15/21	(12)
Mastercard, Inc.	715	27,527	385.00	10/15/21	(24)
Match Group, Inc.	650	11,375	175.00	10/15/21	(28)
MGM Resorts International	1,330	6,650	50.00	10/15/21	(15)
Netflix, Inc.	260	16,640	640.00	10/15/21	(134)
NIKE, Inc.	1,330	23,940	180.00	10/15/21	(7)
NVIDIA Corp.	1,375	33,344	242.50	10/15/21	(40)
NYSE MKT	330	7,425	225.00	10/15/21	(12)
NYSE MKT	220	12,870	585.00	10/15/21	(24)
Roku, Inc.	375	14,437	385.00	10/15/21	(17)
S&P Global, Inc.	145	6,888	475.00	10/15/21	(13)
Salesforce.com, Inc.	455	12,740	280.00	10/15/21	(126)
Square, Inc.	250	7,250	290.00	10/15/21	(6)
Starbucks Corp.	625	7,500	120.00	10/15/21	(8)
Tesla, Inc.	230	19,550	850.00	10/15/21	(101)
Thermo Fisher Scientific, Inc.	165	10,725	650.00	10/15/21	(7)
TJX Cos, Inc. (The)	1,150	8,625	75.00	10/15/21	(5)
Twilio, Inc.	105	4,095	390.00	10/15/21	(4)
Union Pacific Corp.	175	3,763	215.00	10/15/21	(2)
Unitedhealth Group, Inc.	355	15,620	440.00	10/15/21	(9)
Visa, Inc.	490	11,637	237.50	10/15/21	(22)
Walt Disney Co. (The)	235	4,406	187.50	10/15/21	(4)
Total Written Options					$(960)
Footnote Legend:
(1) Strike price not reported in thousands.
(2) exchange-traded options
See Notes to Schedule of Investments

VIRTUS AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$2,261,763	$—	$2,259,719	$2,044(1)
Leveraged Loans	8,444	—	8,444	—
Convertible Bonds and Notes	1,746,652	—	1,746,652	—
Equity Securities:
Common Stocks	2,306,668	2,298,028	—	8,640(1)
Convertible Preferred Stocks	427,351	386,849	40,502	—
Warrants	2,209	695	—	1,514(1)
Preferred Stocks	5,636	—	—	5,636(1)
Affiliated Mutual Fund	11,066	11,066	—	—
Money Market Mutual Fund	352,014	352,014	—	—
Total Investments, before Written Options	7,121,803	3,048,652	4,055,317	17,834
Liabilities:
Other Financial Instruments:
Written Options	(960)	(865)	(95)	—
Total Investments, Net of Written Options	$7,120,843	$3,047,787	$4,055,222	$17,834

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Series with an end of period value of $1,004 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Leveraged Loans	Common Stocks	Warrants	Preferred Stocks
Investments in Securities
Balance as of June 30, 2021:	$ 45,580	$ 5,046(a)	$ 11,673	$ 8,943(a)	$ 1,536(a)	$ 18,382(a)
Accrued discount/(premium)	-	-	-	-	-	-
Realized gain (loss)	(6,763)	(7,108)				345
Change in unrealized appreciation (depreciation)(b)	4,181	5,110		(215)	(22)	(692)
Purchases	-	-	-	-	-	-
Sales(c)	(24,160)		(11,673)	(88)		(12,399)
Transfers from Level 3(d)	(1,004)	(1,004)	-	-	-	-
Balance as of September 30, 2021	$ 17,834	$ 2,044(a)	$ -	$ 8,640($ (a)	$ 1,514(a)	$ 5,636(a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at September 30, 2021, was $(2,460).
(c) Includes paydowns on securities.
(d) “Transfers into and/or from” represent the ending value as of September 30, 2021, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS AllianzGI Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2021:
Investments in Securities – Assets	Ending Balance at September 30, 2021	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stocks:
LiveStyle, Inc. Series B	$5,636	Market and Company Comparables	EV Multiples	4.35x (0.43x - 17.64x)
			Illiquidity Discount	(25% - 30%)

Common Stocks:
CCF Holdings LLC	$5,340	Market and Company Comparables	EV Multiples	1.07x (0.33x - 1.87x)
				0.54x (0.20x - 0.78x)
			Illiquidity Discount	20%

CCF Holdings LLC Class M	$1,267	Market and Company Comparables	EV Multiples	1.07x (0.33x - 1.87x)
				0.54x (0.20x - 0.78x)
			Illiquidity Discount	20%

CENVEO Corp.	$111	Market and Company Comparables	EV Multiples	0.61x (0.34x - 1.06x)
				4.84x (3.88x - 6.22x)
				0.65x (0.55x - 0.76x)
			Illiquidity Discount	20%

Erickson, Inc.	$302	Market and Company Comparables	EV Multiples	1.32x (0.74x - 2.38x)
				11.58x (7.87x - 47.06x)
				1.01x (0.57x - 1.43x)
			M&A Transaction Multiples	0.96x (0.41x - 1.96x)
			Illiquidity Discount	20%

LiveStyle, Inc.	$ — (1)	Market and Company Comparables	EV Multiples	4.35x (0.43x - 17.64x)
			Illiquidity Discount	(25% - 30%)

Postmedia Network Canada Corp.	$1,620	Market and Company Comparables	EV Multiples	0.88x (0.53x - 3.96x)
				5.00x (4.06x - 23.77x)
			M&A Transaction Multiples	9.69x (7.52x - 12.30x)
			Illiquidity Discount	10%

Quiksilver, Inc.	$ —	Market and Company Comparables	EV Multiples	0.94x (0.50x - 1.54x)
				0.90x (0.56x - 1.92x)
			Illiquidity Discount	20%

Warrants:
CCF Holdings LLC	$1,369	Market and Company Comparables	EV Multiples	1.07x (0.33x - 1.87x)
				0.54x (0.20x - 0.78x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	52.95%

LiveStyle, Inc. Series C	$ — (1)	Market and Company Comparables	EV Multiples	4.35x (0.43x - 17.64x)
			Illiquidity Discount	(25% - 30%)

(1) Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI INCOME & GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.